Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jun. 30, 2020 USD ($) Customers	Jun. 30, 2019 USD ($) Customers
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts | $	$ 200,000	$ 200,000
Product development stage costs | $	3,200,000
Cash balances | $	$ 24,155,828	$ 21,867,289
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Expected useful life	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Expected useful life	5 years
Customer one [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	25.00%	30.00%
Number of customer | Customers	1	1
Customer one [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	36.00%	34.00%
Number of customer | Customers	2	2
Customer two [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	18.00%	24.00%
Number of customer | Customers	2	2